INCOME TAX AND SOCIAL CONTRIBUTION - Income tax and social contribution reported in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Originated from income and expenses recognized in other comprehensive income
Deferred income tax and social contribution on actuarial gains or losses	R$ (37,223)	R$ (15,068)	R$ (359,964)
Deferred income tax and social contribution on remeasurement of the fair value of financial instruments through OCI	(70,213)	142,426	79,621
Total income tax and social contribution recognized in other comprehensive income	R$ (107,436)	R$ 127,358	R$ (280,343)
Deferred income tax	15.00%
Corporate income tax	10.00%
Tax rate	9.00%
Taxable income	30.00%